Summary of Significant Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Principles [Abstract]
Schedule of Significant Consolidated Subsidiaries

The following presents our significant consolidated subsidiaries, all of which are wholly owned either directly or indirectly by Webull Corporation:

Significant Subsidiary	Date of Incorporation/Establishment	Domicile Location	Principal Activity
Webull Financial LLC	May 24, 2017	United States	Broker Dealer
Webull Holdings (US) Inc.	May 16, 2017	United States	Holding Company
Webull Holdings (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Holding Company
Webull Securities (Singapore) Pte. Ltd.	May 12, 2021	Singapore	Broker Dealer
Webull Securities Limited	December 11, 2017	Hong Kong	Broker Dealer
Webull Securities (Japan) Co., Ltd.*	March 23, 1948	Japan	Broker Dealer
Webull Securities (Canada) Limited	October 14, 2021	Canada	Broker Dealer
Webull Securities (Thailand) Company Limited	January 28, 2022	Thailand	Broker Dealer
HongKong Webull Limited	September 19, 2019	Hong Kong	Holding Company
Hunan Weibu Information Technology Co., Ltd.	September 6, 2021	Mainland China	Technology Support and Development Subsidiary
*	Formerly known as Madison Securities Co., Ltd.

Schedule of Property and Equipment

Our property and equipment, except for land, is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Property and Equipment	Useful Life
(in Years)
Land	N/A
Office buildings	30 – 39
Building improvements	5
Site improvements	15
Electronic equipment	3 – 5
Office equipment	3 – 10
Leasehold improvements	Shorter of lease term or useful life

Schedule of Intangible Assets and Useful Lives

Our intangible assets and their respective useful lives are presented below:

Intangible Assets	Useful Life
(in Years)
Domain	Indefinite
Operating license	Indefinite
Stock exchange trading right	Indefinite
Trademarks	Indefinite
Copyrights and patents	10
Software	2